CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss) for the year	$ 7,371	$ 212	$ (18,403)
Adjustments for:
Depreciation, depletion and amortization	11,023	11,470	8,287
Exchange differences on foreign currency transactions	(2,838)	2,709	(3,724)
Loss (gain) on securities	2,320	(758)	(931)
Gain on derivative contracts, net	(1,376)
Loss (gain) on dispositions of subsidiaries, net		546	(2,243)
Share-based compensation	2,497
Deferred income taxes	2,074	4,798	98
Market value increase on commodity inventories			(160)
Interest accretion	332	143	743
Change in fair value of investment property and real estate held for sale	(407)	(757)	(3,122)
Change in fair value of a loan payable measured at FVTPL	1,616	549	979
Credit losses (reversal), net	88	(3,108)	13,398
(Reversal of) write-downs of inventories	(19)	469	1,822
Write-offs of intangible assets and prepaid		25	18
Gains on settlements and derecognition of liabilities	(390)	(2,600)	(1,168)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term securities	(3,949)	(2,608)	(6,384)
Receivables	(24,489)	(33,847)	(466)
Inventories	333	517	1,551
Restricted cash	20	(60)	159
Deposits, prepaid and other	415	97	(468)
Assets held for sale			396
Account payables and accrued expenses	(1,685)	521	(157)
Income tax liabilities	563	26	(35)
Other	(136)	385	3
Cash flows used in operating activities	(6,637)	(21,271)	(9,807)
Cash flows from investing activities:
Purchases of property, plant and equipment, net	(982)	(227)	(720)
Proceeds from sales of investment property	11	4,564
Increase in loan receivables, net		(265)	(843)
Acquisition of indemnification asset			(6,737)
Dispositions of subsidiaries, net of cash disposed		(873)	(1,902)
Other		220
Cash flows (used in) provided by investing activities	(971)	3,419	(10,202)
Cash flows from financing activities:
Issuance of bonds payable			36,511
Payments of commissions, fees and expenses on issuance of bonds payable			(1,078)
Reductions in lease liabilities	(424)	(451)	(872)
Exercise of stock options			231
Dividends paid to non-controlling interests		(30)
Other		(17)
Cash flows (used in) provided by financing activities	(424)	(498)	34,792
Exchange rate effect on cash	(647)	3,628	(4,269)
(Decrease) increase in cash	(8,679)	(14,722)	10,514
Cash and cash equivalents, beginning of year	63,552	78,274	67,760
Cash and cash equivalents, end of year	54,873	63,552	78,274
Supplemental cash flows disclosures (see Note 24)
Interest received	221	484	1,282
Dividends received	244	11
Interest paid	(1,747)	(1,880)	(342)
Income taxes paid	$ (9,526)	$ (3,730)	$ (780)